Shareholder Report, Holdings (Details) - C000005458	Jun. 30, 2025
MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AppLovin
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Robinhood Markets
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CRH
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.60%